Geographical and Segment Information	12 Months Ended
Dec. 31, 2015
Geographical and Segment Information
26.	GEOGRAPHICAL AND SEGMENT INFORMATION

Gold Fields is primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside of South Africa.

The segment results have been prepared and presented based on management’s reporting format. The Group prepares its financial records in accordance with International Financial Reporting Standards, or IFRS, and such IFRS information by segment is what the Group’s chief operating decision maker reviews in allocating resources and making investment decisions. The Company’s gold mining operations are managed and internally reported based upon the following geographic areas: in South Africa the South Deep mine, in Ghana the Tarkwa and Damang mines, in Australia, St. Ives, Agnew/ Lawlers, Granny Smith and Darlot mines and in Peru, the Cerro Corona mine. The Group also has exploration interests which are included in the Corporate and other segment. Corporate costs are allocated between segments based upon the time spent on each segment by members of the executive team.

	Fiscal Year Ended December 31, 2015
	South Africa	Ghana			Australia					Peru
	South Deep	Tarkwa	Damang	Total	St Ives	Agnew/ Lawlers	Darlot	Granny Smith	Total	Cerro Corona	Corporate and other #	Total per IFRS	Reclassifications	Reconciling items	Continuing operations
Statement of operations - continuing operations
Revenue	232.3	680.7	194.8	875.5	431.8	273.9	91.3	348.4	1,145.4	292.2	—	2,545.4	—	—	2,545.4
Operating costs (excluding amortization and depreciation) [1,2]	(236.6)	(334.2)	(184.3)	(518.5)	(195.0)	(142.6)	(59.8)	(135.9)	(533.2)	(143.8)	0.8	(1,431.4)	(37.6)	(201.7)	(1,670.6)
Gold inventory change [1,2,3]	—	7.3	(2.1)	5.2	(25.3)	1.1	0.6	(5.4)	(29.0)	(1.0)	—	(24.9)	—	(8.6)	(33.5)

Adjusted operating profit/(loss) before amortization and depreciation [2,4]	(4.3)	353.8	8.5	362.2	211.5	132.5	32.1	207.1	583.2	147.4	0.8	1,089.2	(37.6)	(210.3)	841.2
Amortization and depreciation [2]	(67.9)	(162.3)	(26.4)	(188.7)	(109.9)	(62.0)	(25.8)	(54.1)	(251.8)	(100.1)	(1.4)	(609.9)	—	15.5	(594.4)

Adjusted operating (loss)/profit [2,5]	(72.2)	191.5	(18.0)	173.5	101.6	70.5	6.3	153.0	331.4	47.3	(0.6)	479.3	(37.6)	(194.8)	246.8
Exploration expenditure	—	—	—	—	(21.5)	(4.0)	(1.7)	(3.6)	(30.8)	—	(22.7)	(53.5)	(2.0)	30.8	(24.7)
Finance expense	(4.1)	(3.4)	(2.9)	(6.3)	(2.9)	(1.3)	(0.3)	(1.1)	(5.6)	(5.5)	(61.4)	(82.9)	11.7	—	(71.2)
Investment income	0.9	1.3	0.1	1.4	—	—	—	—	—	—	4.0	6.3	—	—	6.3
Asset impairments and write-offs	—	—	(43.8)	(43.8)	—	—	(14.2)	—	(14.2)	(6.7)	(46.9)	(111.6)	37.9	(26.7)	(100.1)
(Loss)/profit on disposal of property, plant and equipment	—	3.2	—	3.2	2.4	(1.0)	—	—	1.4	(4.7)	—	(0.1)	—	—	(0.1)
Other items as detailed in statement of operations	(0.6)	(11.8)	(3.3)	(15.1)	(1.9)	2.1	0.1	(2.6)	(2.3)	(11.9)	(11.8)	(41.7)	(10.0)	(8.0)	(60.2)
Royalty	(1.2)	(34.0)	(9.7)	(43.8)	N6	N6	N6	N6	(28.0)	(3.1)	—	(76.0)	—	—	(76.0)
Current taxation	—	(34.6)	(0.7)	(35.4)	N6	N6	N6	N6	(66.7)	(33.0)	(7.8)	(142.9)	—	—	(143.0)
Deferred taxation	22.1 *	(24.7)	(11.0)	(35.7)	N6	N6	N6	N6	(9.5)	(75.7)	(5.4)	(104.2)	—	92.2	(12.0)

(Loss)/income before impairment of equity investees, share of equity investees’ losses and discontinued operations [7]	(55.2)	87.5	(89.3)	(1.8)	N6	N6	N6	N6	175.7	(93.4)	(152.6)	(127.4)	—	(106.5)	(234.1)

Gold Fields Limited

Notes to the Consolidated Financial Statements

($ in millions unless otherwise noted)

26.	GEOGRAPHICAL AND SEGMENT INFORMATION (continued)

(1)	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $20.5 million, Accretion expense on provision for environmental rehabilitation - $13.9 million and Employee termination costs - $9.4 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	This caption is based on captions used in the IFRS financial statements and does not reflect the US GAAP captions per the consolidated statement of operations.
(3)	Reflects the change in quantity and value of broken ore and ore on the heap leach pads during the fiscal year.
(4)	Adjusted operating profit before amortization and depreciation is stated before amortization and depreciation, exploration expenditure, asset impairments and write-offs, (profit)/loss on disposal of property,plant and equipment and royalty.
(5)	Adjusted operating profit/(loss) is stated before exploration expenditure, asset impairments and write-offs, (profit)/loss on disposal of property,plant and equipment and royalty.
(6)	As all Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
(7)	This caption is before share of equity investees losses, all of which would relate to the corporate and other segment.
*	Indicative as tax is provided in the holding companies of South Deep.
#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

Figures may not add as they are rounded independently.

	December 31, 2015
	South Africa	Ghana			Australia					Peru
	South Deep	Tarkwa	Damang	Total	St Ives	Agnew/ Lawlers	Darlot	Granny Smith	Total	Cerro Corona	Corporate and other #	Total per IFRS	Reclassifications	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	976.8	1,546.7	139.0	1,685.7	555.3	393.7	9.1	221.7	1,179.8	880.5	1,100.8	5,823.6	—	(311.6)	5,512.0
Total liabilities (excluding deferred tax liabilities)	1,078.4	195.6	98.5	294.1	135.2	66.9	23.2	61.5	286.8	133.7	829.4	2,622.4	—	0.3	2,622.7
Deferred tax (assets)/liabilities	(36.0)	305.0	—	305.0	N1	N1	N1	N1	87.6	94.1	(17.5)	433.2	—	(180.9)	252.3
Capital expenditure	66.9	204.2	16.9	221.1	114.5	73.0	20.0	72.4	279.9	64.8	1.4	634.1	—	(199.6)	434.5

(1)	As all Australian operations are entitled to transder and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep and equity investees.

Figures may not add as they are rounded independently.

Gold Fields Limited

Notes to the Consolidated Financial Statements

($ in millions unless otherwise noted)

26.	GEOGRAPHICAL AND SEGMENT INFORMATION (continued)

	Fiscal Year Ended December 31, 2014
	South Africa	Ghana			Australia					Peru
	South Deep	Tarkwa	Damang	Total	St Ives	Agnew/ Lawlers	Darlot	Granny Smith	Total	Cerro Corona	Corporate and other #	Total per IFRS	Reclassifications	Reconciling items	Continuing operations
Statement of operations - continuing operations
Revenue	254.8	706.7	224.6	931.3	458.8	342.5	106.2	399.8	1,307.3	375.5	—	2,868.8	—	—	2,868.8
Operating costs (excluding amortization and depreciation) [1,2]	(245.5)	(373.9)	(177.6)	(551.5)	(292.3)	(173.0)	(81.9)	(182.6)	(729.8)	(158.2)	—	(1,684.9)	(97.2)	(125.4)	(1,907.4)
Gold inventory change [1,2,3]	—	2.3	(2.1)	0.2	9.9	0.3	(1.7)	—	8.4	(1.5)	—	7.2	—	7.2	14.4

Adjusted operating profit/(loss) before amortization and depreciation [2,4]	9.3	335.1	45.0	380.1	176.4	169.8	22.5	217.2	586.0	215.8	—	1,191.1	(97.2)	(118.1)	975.7
Amortization and depreciation [2]	(74.5)	(141.6)	(20.9)	(162.5)	(140.5)	(96.4)	(16.6)	(84.6)	(338.1)	(79.6)	(2.0)	(656.7)	(0.4)	(20.2)	(677.3)

Adjusted operating (loss)/profit [2,5]	(65.2)	193.5	24.1	217.6	35.9	73.4	5.9	132.6	248.0	136.1	(2.0)	534.4	(97.6)	(138.4)	298.4
Exploration expenditure	—	—	—	—	(8.2)	(3.7)	(1.8)	(1.5)	(15.2)	—	(32.0)	(47.2)	(4.1)	15.1	(36.2)
Finance expense	(19.6)	(7.8)	(3.5)	(11.3)	(3.9)	(1.6)	(1.0)	(1.8)	(8.3)	(3.6)	(56.5)	(99.2)	18.4	—	(80.8)
Investment income	0.9	1.7	0.1	1.8	0.3	0.2	—	—	0.5	—	1.1	4.2	—	—	4.2
Asset impairments and write-offs	(8.4)	—	—	—	(1.3)	(4.3)	—	—	(5.6)	—	1.5	(12.5)	(4.7)	3.2	(14.0)
Loss)/profit on disposal of property, plant and equipment	(0.3)	(0.1)	—	(0.1)	1.1	—	0.7	0.1	1.9	(2.6)	(0.2)	(1.3)	—	—	(1.3)
Other items as detailed in statement of operations	(22.6)	(23.1)	(4.3)	(27.4)	(21.6)	(15.3)	(3.9)	(10.6)	(51.5)	(10.7)	(31.9)	(144.0)	88.0	79.9	23.9
Royalty	(1.3)	(35.3)	(11.2)	(46.5)	N6	N6	N6	N6	(32.6)	(5.8)	—	(86.1)	—	—	(86.1)
Current taxation	—	(31.1)	—	(31.1)	N6	N6	N6	N6	(74.9)	(60.7)	32.5	(134.2)	—	—	(134.2)
Deferred taxation	33.6 *	(14.2)	(1.8)	(16.0)	N6	N6	N6	N6	32.1	13.8	(47.4)	16.1	—	(3.5)	12.6

(Loss)/income before impairment of equity investees, share of equity investees’ losses and discontinued operations [7]	(83.0)	83.7	3.4	87.1	N6	N6	N6	N6	94.5	66.5	(134.9)	30.2	—	(43.6)	(13.4)

(1)	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $27.3 million, Accretion expense on provision for environmental rehabilitation - $15.4 million and Employee termination costs - $42.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

Gold Fields Limited

Notes to the Consolidated Financial Statements

($ in millions unless otherwise noted)

26.	GEOGRAPHICAL AND SEGMENT INFORMATION (continued)

(2)	This caption is based on captions used in the IFRS financial statements and does not reflect the US GAAP captions per the consolidated statement of operations.
(3)	Reflects the change in quantity and value of broken ore and ore on the heap leach pads during the fiscal year.
(4)	Adjusted operating profit before amortization and depreciation is stated before amortization and depreciation, exploration expenditure, asset impairments and write-offs, (profit)/loss on disposal of property,plant and equipment and royalty.
(5)	Adjusted operating profit/(loss) is stated before exploration expenditure, asset impairments and write-offs, (profit)/loss on disposal of property,plant and equipment and royalty.
(6)	As all Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
(7)	This caption is before share of equity investees losses, all of which would relate to the corporate and other segment.
*	Indicative as tax is provided in the holding companies of South Deep.
#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

Figures may not add as they are rounded independently.

	December 31, 2014
	South Africa	Ghana			Australia					Peru
	South Deep	Tarkwa	Damang	Total	St Ives	Agnew/ Lawlers	Darlot	Granny Smith	Total	Cerro Corona	Corporate and other#	Total per IFRS	Reclassifications	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,267.3	1,561.5	215.4	1,776.9	559.1	394.2	24.0	142.1	1,119.4	1,041.9	1,589.8	6,795.3	—	(62.4)	6,733.0
Total liabilities (excluding deferred tax liabilities)	1,316.3	209.0	96.9	305.9	145.4	81.0	25.6	70.4	322.4	158.4	704.4	2,807.4	—	(11.1)	2,796.3
Deferred tax (assets)/liabilities	(22.7)	280.4	(11.0)	269.4	N1	N1	N1	N1	87.9	18.3	(28.3)	324.6	—	(79.2)	245.4
Capital expenditure	91.9	174.1	16.0	190.1	117.5	83.4	14.7	58.9	274.4	51.0	1.4	608.9	—	(128.4)	480.5

(1)	As all Australian operations are entitled to transder and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep and equity investees.

Figures may not add as they are rounded independently.

Gold Fields Limited

Notes to the Consolidated Financial Statements

($ in millions unless otherwise noted)

26.	GEOGRAPHICAL AND SEGMENT INFORMATION (continued)

	Fiscal Year Ended December 31, 2013
	South Africa	Ghana			Australia					Peru
	South Deep	Tarkwa	Damang	Total	St Ives	Agnew/ Lawlers	Darlot	Granny Smith	Total	Cerro Corona	Corporate and other#	Total per IFRS	Reclassifications	Reconciling items	Continuing operations
Statement of operations - continuing operations
Revenue	425.7	893.1	216.4	1,109.6	569.0	302.8	26.0	82.3	980.1	390.9	—	2,906.3	—	—	2,906.3
Operating costs (excluding amortization and depreciation) [1,2]	(321.8)	(473.7)	(171.1)	(644.8)	(345.5)	(135.0)	(21.6)	(48.8)	(550.8)	(161.3)	—	(1,678.7)	(74.7)	(162.4)	(1,915.8)
Gold inventory change [1,2,3]	—	(30.8)	11.1	(19.6)	8.8	(1.2)	1.3	3.7	12.7	18.8	—	11.8	—	(1.2)	10.6

Adjusted operating profit/(loss) before amortization and depreciation [2,4]	103.9	388.7	56.4	445.1	232.3	166.7	5.7	37.3	442.0	248.4	—	1,239.4	(74.7)	(163.6)	1,001.1
Amortization and depreciation [2]	(98.9)	(137.6)	(30.6)	(168.3)	(194.3)	(71.1)	(3.6)	(21.0)	(290.0)	(48.8)	(5.0)	(610.9)	—	42.4	(568.5)

Adjusted operating profit/(loss) [2,5]	5.0	251.1	25.8	276.9	38.0	95.6	2.1	16.3	152.1	199.7	(5.0)	628.5	(74.7)	(121.2)	432.6
Exploration expenditure	—	—	—	—	(5.1)	(1.4)	—	—	(6.5)	(0.2)	(59.1)	(65.9)	(7.2)	(4.8)	(77.9)
Feasibility and evaluation	—	—	—	—	—	—	—	—	—	—	(47.7)	(47.7)	—	(20.3)	(68.0)
Finance expense	(8.8)	(1.2)	(4.7)	(5.9)	—	—	(0.2)	(1.2)	(1.4)	(2.2)	(51.2)	(69.5)	2.4	(5.3)	(72.4)
Investment income	0.6	0.4	—	0.4	3.8	3.8	—	—	7.6	0.4	(0.6)	8.5	—	—	8.5
Asset impairments and write-offs	—	(204.5)	(188.9)	(393.4)	(265.5)	(0.4)	—	—	(265.9)	(11.0)	(128.9)	(799.2)	1.5	582.4	(215.3)
Profit on disposal of property, plant and equipment	0.2	0.1	—	0.1	1.3	—	—	—	1.3	—	—	1.6	—	8.6	10.2
Other items as detailed in statement of operations	(23.1)	(11.8)	(2.2)	(14.0)	(2.7)	(14.2)	(3.2)	(17.1)	(37.2)	(11.5)	(76.8)	(162.6)	78.0	(5.3)	(89.8)
Royalty	(2.1)	(44.7)	(10.8)	(55.5)	N6	N6	N6	N6	(24.1)	(8.9)	—	(90.5)	—	—	(90.5)
Current taxation	—	(39.7)	(0.9)	(40.6)	N6	N6	N6	N6	(49.7)	(66.3)	(4.8)	(161.3)	—	(3.8)	(165.1)
Deferred taxation	6.6 *	33.9	63.4	97.3	N6	N6	N6	N6	106.9	(19.6)	(9.9)	181.4	—	(122.0)	59.4

(Loss)/income before impairment of equity investees, share of equity investees’ losses and discontinued operations [7]	(21.6)	(16.2)	(118.3)	(134.6)	N6	N6	N6	N6	(116.8)	80.5	(383.9)	(576.7)	—	308.4	(268.2)

Gold Fields Limited

Notes to the Consolidated Financial Statements

($ in millions unless otherwise noted)

26.	GEOGRAPHICAL AND SEGMENT INFORMATION (continued)

(1)	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $39.4 million, Accretion expense on provision for environmental rehabilitation - $10.4 million and Employee termination costs - $35.5 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	This caption is based on captions used in the IFRS financial statements and does not reflect the US GAAP captions per the consolidated statement of operations.
(3)	Reflects the change in quantity and value of broken ore and ore on the heap leach pads during the fiscal year.
(4)	Adjusted operating profit before amortization and depreciation is stated before amortization and depreciation, exploration expenditure, feasibility and evaluation, asset impairments and write-offs, (profit)/loss on disposal of property, plant and equipment and royalty.
(5)	Adjusted operating profit/(loss) is stated before exploration expenditure, feasibility and evaluation, asset impairments and write-offs, (profit)/loss on disposal of property, plant and equipment and royalty.
(6)	As all Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
(7)	This caption is before share of equity investees losses, all of which would relate to the corporate and other segment.
*	Indicative as tax is provided in the holding companies of South Deep.
#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

Segment information on the statement of operations related to Sibanye Gold, which include the KDC and Beatrix mines, is not presented as Sibanye Gold is presented as a discontinued operation (refer note 9.1).

Figures may not add as they are rounded independently.

	December 31, 2013
	South Africa			Ghana			Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	Total	St Ives	Agnew/ Lawlers	Darlot	Granny Smith	Total	Cerro Corona	Corporate and other#	Total per IFRS	Reclassifications	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	N1	N1	1,433.9	1,528.3	197.8	1,726.1	650.9	400.7	25.0	69.6	1,146.2	1,054.1	1,884.0	7,244.3	—	(40.6)	7,203.7
Total liabilities (excluding deferred tax liabilities)	N1	N1	1,369.4	174.8	85.2	260.0	167.1	70.4	26.7	73.2	337.5	145.8	738.9	2,851.5	(5.0)	(14.3)	2,832.2
Deferred tax liabilities/(assets)	N1	N1	9.8	266.2	(12.8)	253.4	N2	N2	N2	N2	128.2	32.1	(76.2)	347.5	5.0	(73.6)	273.7
Capital expenditure	37.5	10.3	202.4	207.0	50.1	257.1	132.3	52.3	1.5	7.8	193.9	56.3	29.6	739.2	—	(195.5)	543.7

(1)	Sibanye Gold, which includes the KDC and Beatrix reporting segments, was spun off in February 2013 (refer note 9.1).
(2)	As all Australian operations are entitled to transder and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep and equity investees.

Figures may not add as they are rounded independently.

			Fiscal Year Ended December 31,	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,
			2015	2014	2013
The following provides a breakdown of the reconciling items for each line item presented
Continuing operations
Operating costs
Exploration, evaluation and feasibility costs	(e)		(25.9)	(21.3)	(22.4)
Provision for rehabilitation	(f)		(2.2)	3.0	4.7
Cut-backs	(d)		(173.6)	(107.1)	(146.6)
Deferred stripping	(g)		—	—	1.9

			(201.7)	(125.4)	(162.4)

Gold inventory change
Inventory	(h)		(8.6)	7.2	(1.2)

			(8.6)	7.2	(1.2)

Amortization and depreciation
Amortization of reserves	(b)		(4.9)	(18.0)	(15.8)
Cut-backs	(d)		71.8	33.9	38.3
Amortization - asset impairments and write-offs	(i)		(24.1)	(25.0)	(36.9)
Amortization - inclusion of future costs	(c)		(23.0)	(9.7)	58.6
Amortization - capitalized interest	(j)		(5.7)	(4.7)	(4.4)
Provision for rehabilitation	(f)		1.4	3.3	2.5

			15.5	(20.2)	42.4

Exploration and feasability expenditure
Exploration, evaluation and feasibility costs	(e	)	30.8	15.1	(25.1)

Asset impairments and write-offs
Asset impairments and write-offs	(i	)	(26.7)	3.2	582.4

Other items as detailed in the statement of operations
Interest capitalization	(j	)	—	—	(5.3)
Profit on sale of investments	(l	)	—	68.2	—
Rehabilitation adjustment	(f	)	(8.0)	11.8	—
Other			—	(0.1)	3.3

			(8.0)	79.9	(2.0)

Total liabilities (excluding deferred tax liabilities)
Provision for rehabilitation	(f	)	0.3	(11.1)	(14.3)

Total assets (excluding deferred tax assets)
Business combination - purchase of South Deep	(a	)	260.5	340.2	380.3
Amortization of reserves	(b	)	(168.8)	(183.6)	(184.0)
Amortization - inclusion of future costs	(c	)	135.5	176.5	203.5
Cut-backs	(d	)	(701.9)	(605.9)	(600.4)
Exploration, feasibility and evaluation costs	(e	)	(124.8)	(154.2)	(318.9)
Provision for rehabilitation	(f	)	20.9	18.3	0.2
Deferred stripping	(g	)	7.6	6.6	8.7
Inventory	(h	)	17.1	21.6	14.6
Asset impairments and write-offs	(i	)	198.7	281.5	414.7
Amortization - Interest capitalised	(j	)	(20.9)	(23.1)	(20.9)
Interest capitalization	(j	)	68.4	62.7	62.8
Inventory stockpiles	(k	)	(5.7)	(1.2)	(1.2)
Other			1.8	(1.8)	—

			(311.6)	(62.4)	(40.6)

Deferred tax (assets)/liabilities
Deferred mining and income taxation	(m	)	(180.9)	(79.2)	(73.6)

Notes to the reconciliation of segment information to the historical financial statements

(a)	Business combinations - purchase of South Deep

For management reporting purposes, traded equity securities issued as consideration in a business combination were valued on the date they were issued. Under U.S. GAAP, at the time of the acquisition, traded equity securities issued as consideration in a business combination were valued a few days before and after the terms of the transaction were announced.

For management reporting purposes, the entire interest acquired in South Deep was fair valued upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes, no retrospective equity accounting is applied.

For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity (‘economic entity model’). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill (‘parent company model’).

(b)	Amortization of reserves

For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of “endowment”, is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.

(c)	Amortization - inclusion of future costs

For management reporting purposes, future mine development costs were included in mining assets at the Australian operations in calculating depreciation and amortization, prior to July 2015. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.

(d)	Cut-backs

For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.

(e)	Exploration, feasibility and evaluation costs

For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.

(f)	Provision for rehabilitation

Revisions to the provision for environmental rehabilitation

For management reporting purposes, all changes in the carrying amount of the provision for environmental rehabilitation, other than accretion expense, are recognized as an increase or decrease in the carrying amount of the associated rehabilitation asset. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the provision for environmental rehabilitation and the associated rehabilitation asset for U.S. GAAP.

In addition, the current discount rate is applied to measure the provision for environmental rehabilitation for management reporting purposes. Under U.S. GAAP, any decreases in the provision for environmental rehabilitation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing provision for environmental rehabilitation and should be measured at the historical discount rate used to measure the initial provision for environmental rehabilitation.

Accretion of the provision for environmental rehabilitation and amortization of the associated rehabilitation asset

For reasons discussed above, the carrying values of the provision for environmental rehabilitation and associated rehabilitation asset for management reporting purposes are different to those under U.S. GAAP, which in combination with different discount rates result in a different amortization charge and accretion expense.

Rehabilitation adjustment

For both management reporting purposes and U.S. GAAP, to the extent that an asset is taken out of service or no longer in use, an increase or decrease in the related carrying amount of the provision for environmental rehabilitation is immediately recognized in profit or loss. For reasons discussed above, the carrying value of the provision for environmental rehabilitation for management reporting purposes differs to those under U.S. GAAP, related to assets taken out of service or no longer in use which, results in a different amount recognized in profit or loss.

(g)	Deferred stripping

For management reporting purposes, prior to the adoption of IFRIC 20, Stripping Costs in the Production Phase of a Surface Mine, the Company deferred the waste stripping costs in excess of the expected average pitlife stripping ratio. IFRIC 20 was adopted on January 1, 2013. IFRIC 20 requires that production stripping costs in a surface mine be capitalised to non-current assets if, and only if, all of the following criteria are met:

•	It is probable that the future economic benefit associated with the stripping activity will flow to the entity;

•	The entity can identify the component of the ore body for which access has been improved; and

•	The costs relating to the stripping activity associated with that component can be measured.

If the above criteria are not met, the stripping costs are recognised directly in profit or loss.

Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.

(h)	Inventory

Under U.S. GAAP, additional amortization, waste stripping costs and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Under U.S. GAAP, management is required to record inventory at the lower of cost and market value prior to fiscal 2015.

(i)	Impairment of assets

For management reporting purposes, the Darlot cash-generating units as well as certain other assets at Damang and Cerro Corona are determined to be impaired in fiscal 2015. For US GAAP purposes, after performing impairment tests, both the Darlot and Cerro Corona cash-generating units and certain other assets at Cerro Corona were considered to be impaired under U.S. GAAP.

In addition, Arctic Platinum, classified as held for sale, was impaired for management reporting purposes in fiscal 2014 and fiscal 2013, but not considered impaired under US GAAP as the fair value less cost of disposal exceeded the carrying value under U.S GAAP. In fiscal 2015, Arctic Platinum is impaired for management reporting purposes. For US GAAP purposes, Arctic Platinum is impaired but at a different amount due to having a different carrying value under US GAAP.

For management reporting purposes, the Tarkwa, Damang and St Ives cash-generating units as well as certain other assets at Tarkwa were determined to be impaired in fiscal 2013. For US GAAP purposes, after performing impairment tests, only the Damang mine was considered to be impaired and at a different amount due to the different impairment model prescribed under U.S. GAAP. In addition, Arctic Platinum, classified as held for sale, was impaired for management reporting purposes in fiscal 2014 and fiscal 2013, but not considered impaired under US GAAP as the fair value less cost to sell exceeded the carrying value under U.S GAAP.

For management reporting purposes, the Agnew mine was not determined to be impaired in prior years. Under U.S. GAAP, the Agnew mine was determined to be impaired and an impairment charge was recognized.

For reasons discussed above, certain assets carrying values for management reporting purposes are different to those under U.S. GAAP, which results in a different amortization charge.

(j)	Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.

For reasons discussed above, certain assets carrying values for management reporting purposes are different to those under U.S. GAAP, which results in a different amortization charge.

(k)	Inventory stockpiles

For management reporting purposes, previous impairment charges writing down stockpiles to market values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the market value is deemed the new base cost and impairment charges are not reversed.

(l)	Profit on sale of investments

For management reporting purposes, exploration costs at the Chucapaca exploration project were previously capitalized and are included in the assets disposed of when calculating the profit on sale. Under U.S. GAAP these exploration costs were not capitalized and are not included in the assets disposed of when calculating the profit on sale.

(m)	Deferred mining and income taxation

The reconciling item relates to net deferred tax liabilities arising as a consequence of the differences in the book values of the underlying assets and liabilities between those used for management reporting purposes and US GAAP as well as differences between management reporting purposes and US GAAP relating to the recognition of deferred tax assets and the recognition of deferred tax liabilities relating to unremitted earnings for foreign subsidiaries and the effect of basis differences related to foreign nonmonetary assets and liabilities that are remeasured from the local currency into the functional currency.